Bank Premises and Equipment	12 Months Ended
Dec. 31, 2024
Bank Premises and Equipment
Bank Premises and Equipment

Note 6. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2024	2023

Buildings and improvements	$10,848,724	$10,712,053
Land and land improvements	3,096,142	3,026,281
Furniture and equipment	6,983,199	6,360,991
Leasehold improvements	869,474	869,473
Finance lease	4,018,377	4,018,377
Operating leases	1,426,517	1,417,859
Other prepaid assets	27,500	160,881
Total bank premises and equipment	27,269,933	26,565,915
Less accumulated depreciation and amortization	(15,196,948)	(14,194,544)
Net bank premises and equipment	$12,072,985	$12,371,371